General - Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Purchase commitment	₩ 2,848,921	₩ 2,545,164
Investments in MMF(Money Market Funds)	1,451,874	875,470
Asset securitization
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	9,333,448	8,153,111
Investment assets	9,256,063	8,051,144
Purchase commitment	0	0
Credit offerings and others	77,385	101,967
Loss recognized on unconsolidated structured entities	₩ 149	₩ 0
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Asset securitization | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 14,595,681	₩ 14,856,750
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	9,256,063	8,051,144
Asset securitization | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	205,449	258,552
Asset securitization | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,802,592	3,213,331
Asset securitization | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	6,248,022	4,579,261
Asset securitization | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	729
Asset securitization | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	248	95
Asset securitization | Liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	248	824
Structured finance
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	6,444,559	6,086,831
Investment assets	5,414,037	5,537,836
Purchase commitment	0	0
Credit offerings and others	1,030,522	548,995
Loss recognized on unconsolidated structured entities	₩ 83,885	₩ 17,388
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects
Structured finance | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 99,568,859	₩ 82,724,618
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,414,037	5,537,836
Structured finance | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	118,026	6,642
Structured finance | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	43,696	45,735
Structured finance | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,252,191	5,485,336
Structured finance | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Structured finance | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	124	123
Structured finance | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,243	4,975
Structured finance | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,008	1,631
Structured finance | Liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	3,251	6,606
Investment Fund
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	11,069,599	9,322,308
Investment assets	6,884,658	4,964,712
Purchase commitment	4,181,631	4,352,518
Credit offerings and others	3,310	5,078
Loss recognized on unconsolidated structured entities	₩ 63,372	₩ 113,976
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2022 and 2023 are 875,470 million Won and 1,451,874 million Won, respectively, and there is no additional commitments for MMF.	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2022 and 2023 are 875,470 million Won and 1,451,874 million Won, respectively, and there is no additional commitments for MMF.
Investment Fund | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 189,034,319	₩ 132,264,383
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	6,884,658	4,964,712
Investment Fund | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	6,000,877	4,397,416
Investment Fund | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Fund | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	66	31,124
Investment Fund | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	881,531	535,427
Investment Fund | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,184	745
Investment Fund | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,006	2,091
Investment Fund | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Fund | Liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,006	2,091
Real estate trust
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	206,651	92,856
Investment assets	93,222	40,073
Purchase commitment	0	0
Credit offerings and others	113,429	52,783
Loss recognized on unconsolidated structured entities	₩ 19,337	₩ 1,040
Disclosure of information about interests in structured entity	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.
Real estate trust | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 1,604,210	₩ 1,316,930
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	93,222	40,073
Real estate trust | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	8,297	10,480
Real estate trust | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	84,925	29,593
Real estate trust | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	28,838	5,760
Real estate trust | Liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 28,838	₩ 5,760